Summary Prospectus March 1, 2012


                                                          [DWS INVESTMENTS LOGO]
                                                             Deutsche Bank Group


DWS GLOBAL INCOME BUILDER FUND



(formerly DWS Balanced Fund)


CLASS/Ticker    A   KTRAX    B   KTRBX    C   KTRCX    INST   KTRIX    S   KTRSX

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, Statement of Additional Information (SAI) and other information about the fund online at https://www.dws-investments.com/mutualpros. You can also get this information at no cost by e-mailing a request to inquiry.info@dws.com, calling (800) 621-1048 (A, B, C and INST) and (800) 728-3337 (S) or asking your financial advisor. The prospectus and SAI, both dated March 1, 2012, as supplemented, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE


The fund seeks to maximize income while maintaining prospects for capital appreciation.



FEES AND EXPENSES OF THE FUND


These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class in the prospectus (p. 11) and Purchase and Redemption of Shares in the fund's SAI (p. II-15).


SHAREHOLDER FEES (paid directly from your investment)


                                              A          B          C    INST      S
                                     ----------  ---------  ---------  ------  -----
Maximum sales charge (load)
imposed on purchases, as % of
offering price                           5.75      None       None     None    None
------------------------------------     ----      --         --       ------  -----
Maximum deferred sales charge
(load), as % of redemption proceeds     None     4.00       1.00       None    None
------------------------------------    -----    ----       ----       ------  -----

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)


                                           A          B          C        INST           S
                                   ---------  ---------  ---------  ----------  ----------
Management fee                         0.37       0.37       0.37       0.37        0.37
----------------------------------     ----       ----       ----       ----        ----
Distribution/service
(12b-1) fees                           0.25       1.00       1.00      None        None
----------------------------------     ----       ----       ----      -----       -----
Other expenses                         0.31       0.52       0.38       0.24        0.36
----------------------------------     ----       ----       ----      -----       -----
Acquired funds (underlying funds)
fees and expenses                      0.03       0.03       0.03       0.03        0.03
----------------------------------     ----       ----       ----      -----       -----
TOTAL OPERATING EXPENSES               0.96       1.92       1.78       0.64        0.76
----------------------------------     ----       ----       ----      -----       -----

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



YEARS           A         B         C    INST       S
-------  --------  --------  --------  ------  ------
1        $ 667     $ 595     $ 281     $65     $78
--       -----     -----     -----     ---     ---
3          863       903       560     205     243
--       -----     -----     -----     ---     ---
5        1,075     1,237       964     357     422
--       -----     -----     -----     ---     ---
10       1,685     1,763     2,095     798     942
--       -----     -----     -----     ---     ---

You would pay the following expenses if you did not redeem your shares:



YEARS           A         B         C    INST       S
-------  --------  --------  --------  ------  ------
1        $ 667     $ 195     $ 181     $65     $78
--       -----     -----     -----     ---     ---
3          863       603       560     205     243
--       -----     -----     -----     ---     ---
5        1,075     1,037       964     357     422
--       -----     -----     -----     ---     ---
10       1,685     1,763     2,095     798     942
--       -----     -----     -----     ---     ---

Class B converts to Class A after six years; the Example for Class B reflects Class A fees after the conversion.


PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.


Portfolio turnover rate for fiscal year 2011: 137%.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. The fund invests in a broad range of both traditional asset classes (such as equity and fixed income investments) and alternative asset classes (such as real estate, infrastructure, convertibles, commodities, currencies and absolute return strategies). The fund can buy many types of securities, among them common stocks, including dividend-paying stocks, convertible securities, corporate bonds, government bonds, inflation-indexed bonds, mortgage- and asset-backed securities and exchange-traded funds (ETFs). The fund can invest in securities of any size, investment style category, or credit quality, and from any country (including emerging markets). The fund will generally invest in at least three different countries and will normally have investment exposure to foreign securities, foreign currencies and other foreign investments equal to at least 40% of the fund's net assets. The fund invests at least 25% of net assets in fixed income senior securities.

MANAGEMENT PROCESS. Portfolio management allocates the fund's assets among various asset categories. Portfolio management periodically reviews the fund's allocations and may adjust them based on current or anticipated market conditions or to manage risk consistent with the fund's overall investment strategy. Within each asset category, portfolio management uses one or more investment strategies for selecting equity and debt securities. Each investment strategy is managed by a team that specializes in a particular asset category, and that may use a variety of quantitative and qualitative techniques.


DERIVATIVES. Portfolio management generally may use forward currency contracts, which are a type of derivative (a contract whose value is based on, for example, indices, currencies or securities), to hedge the fund's exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings or to facilitate transactions in foreign currency denominated securities, and futures contracts to gain exposure to different parts of the yield curve while managing overall duration, and to gain exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market. In addition, portfolio management generally may use credit default swaps, to increase the fund's income, to gain exposure to a bond issuer's credit quality characteristics without directly investing in the bond, or to hedge the risk of default on bonds held in the fund's portfolio.


The fund may also use various types of derivatives (i) for hedging purposes;
(ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.


SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.



MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


ASSET ALLOCATION RISK. Portfolio management may favor one or more types of investments or assets that underperform other investments, assets, or securities markets as a whole. Anytime portfolio management buys or sells securities in order to adjust the fund's asset allocation this will increase portfolio turnover and generate transaction costs.


STOCK MARKET RISK. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. To the extent that the fund invests in a particular geographic region or market sector, performance will be affected by that region's general performance.


SMALL COMPANY RISK. Small company stocks tend to be more volatile than medium-sized or large company stocks. Small companies are less widely followed by stock analysts and less information about them is available to investors. Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.


DIVIDEND-PAYING STOCK RISK. As a category, dividend-paying stocks may underperform non-dividend paying stocks (and the stock market as a whole) over any period of time. In addition, if the dividend-paying stocks held by the fund reduce or stop paying dividends, the fund's ability to generate income may be adversely affected.


FOREIGN INVESTMENT RISK. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.


EMERGING MARKETS RISK. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.


REGIONAL FOCUS RISK. Focusing investments in a single country or few countries, or regions, involves increased currency, political, regulatory and other risks. To the extent



                                       2
                                                  DWS Global Income Builder Fund


                                                SUMMARY PROSPECTUS March 1, 2012
the fund focuses its investments, market swings in such a targeted country or region will be likely to have a greater effect on fund performance than they would in a more geographically diversified fund.

DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.


CREDIT RISK. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation. Credit risk is greater for lower-rated securities.


Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth highest category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news or even the expectation of bad news, than investment-grade debt securities.


INTEREST RATE RISK. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)


INFLATION-INDEXED BOND RISK. Any rise in interest rates may cause inflation-indexed bonds to decline in price, hurting fund performance. If interest rates rise owing to reasons other than inflation, the fund's investment in these securities may not be fully protected from the effects of rising interest rates. The performance of any bonds that are indexed to non-US rates of inflation may be higher or lower than those indexed to US inflation rates. The fund's actual returns could fail to match the real rate of inflation.


PREPAYMENT AND EXTENSION RISK. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.


LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.


ETF RISK. Because ETFs trade on a securities exchange, their shares may trade at a premium or discount to their net asset value. An ETF is subject to the risks of the assets in which it invests as well as those of the investment strategy it follows. The fund incurs brokerage costs when it buys and sells shares of an ETF and also bears its proportionate share of the ETF's fees and expenses, which are passed through to ETF shareholders.


FOCUS RISK. To the extent that the fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors will have a significant impact on the fund's performance. For example, consumer goods companies could be hurt by a rise in unemployment or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.


SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments, which could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.


PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.


IPO RISK. Prices of securities bought in an initial public offering (IPO) may rise and fall rapidly, often because of investor perceptions rather than economic reasons. To the extent a mutual fund is small in size, its IPO investments



                                       3
                                                  DWS Global Income Builder Fund


                                                SUMMARY PROSPECTUS March 1, 2012
may have a significant impact on its performance since they may represent a larger proportion of the fund's overall portfolio as compared to the portfolio of a larger fund.


PAST PERFORMANCE


How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number for your share class included in this prospectus.


Effective March 1, 2012, the fund's investment strategies changed. The fund's past performance may have been different if the fund was managed using the current investment strategies.


CALENDAR YEAR TOTAL RETURNS (%) (Class A)

These year-by-year returns do not include sales charges, and would be lower if they did. Returns for other classes were different and are not shown here.



[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]



   2002       2003       2004      2005      2006      2007       2008       2009       2010     2011
  -15.67      17.21      6.14      3.97      9.84      4.43       -27.38     22.59      10.89    -1.69




Best Quarter: 12.63%, Q2 2009   Worst Quarter: -14.97%, Q4 2008

AVERAGE ANNUAL TOTAL RETURNS
(For periods ended 12/31/2011 expressed as a %)

After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan. Class S index comparison began on 3/31/05.



                                   CLASS           1           5         10
                               INCEPTION        YEAR       YEARS      YEARS
                             -----------  ----------  ----------  ---------
CLASS A before tax            3/2/1964        -7.34       -0.91       1.36
---------------------------  ---------       ------      ------       ----
  After tax on
  distributions()                             -7.61       -1.52       0.73
  After tax on distribu-
  tions and sale of fund
  shares                                      -4.54       -1.03       0.85
---------------------------  ---------       ------      ------       ----
CLASS B before tax           5/31/1994        -5.59       -0.56       1.29
---------------------------  ---------       ------      ------       ----
CLASS C before tax           5/31/1994        -2.60       -0.58       1.11
---------------------------  ---------       ------      ------       ----
INST CLASS before tax         7/3/1995        -1.54       0.56        2.27
---------------------------  ---------       ------      ------       ----
RUSSELL 1000 INDEX
(reflects no deduction for
fees, expenses or taxes)                      1.50        -0.02       3.34
---------------------------  ---------       ------      ------       ----
BARCLAYS CAPITAL US
AGGREGATE BOND INDEX
(reflects no deduction for
fees, expenses or taxes)                      7.84        6.50        5.78
---------------------------  ---------       ------      ------       ----
S&P TARGET RISK
MODERATE INDEX (reflects
no deduction for fees,
expenses or taxes)                            2.26        2.15        4.83
---------------------------  ---------       ------      ------       ----


                                   CLASS           1          5       SINCE
                               INCEPTION        YEAR      YEARS   INCEPTION
                             -----------  ----------  ---------  ----------
CLASS S before tax           3/11/2005        -1.48      0.48        2.44
---------------------------  ---------       ------     -----        ----
RUSSELL 1000 INDEX
(reflects no deduction for
fees, expenses or taxes)                      1.50       -0.02       3.35
---------------------------  ---------       ------     ------       ----
BARCLAYS CAPITAL US
AGGREGATE BOND INDEX
(reflects no deduction for
fees, expenses or taxes)                      7.84       6.50        5.89
---------------------------  ---------       ------     ------       ----
S&P TARGET RISK
MODERATE INDEX (reflects
no deduction for fees,
expenses or taxes)                            2.26       2.15        4.06
---------------------------  ---------       ------     ------       ----

The information above shows how the fund's performance compares to S&P Target Risk Moderate Index, Russell 1000 Index and Barclays Capital US Aggregate Bond Index, broad-based securities indexes.



MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.


PORTFOLIO MANAGER(S)

WILLIAM CHEPOLIS, CFA, MANAGING DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2005.


THOMAS SCHUESSLER, PHD., MANAGING DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2008.


FABIAN DEGEN, ASSISTANT VICE PRESIDENT. Portfolio Manager of the fund. Joined the fund in 2012.



                                       4
                                                  DWS Global Income Builder Fund


                                                SUMMARY PROSPECTUS March 1, 2012

PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)


                                                          AUTOMATIC
                                         UGMAS/          INVESTMENT
              NON-IRA            IRAS     UTMAS               PLANS
         ------------  --------------  --------  ------------------
A B C        1,000            500       1,000             500
-------      -----            ---       -----             ---
INST     1,000,000           N/A         N/A             N/A
-------  ---------           ----       -----            ----
S            2,500          1,000       1,000           1,000
-------  ---------          -----       -----           -----

For participants in all group retirement plans, and in certain fee-based and wrap programs approved by the Advisor, there is no minimum initial investment and no minimum additional investment for Class A, C and S shares. For Section 529 college savings plans, there is no minimum initial investment and no minimum additional investment for Class S shares. In certain instances, the minimum initial investment may be waived for Institutional Class shares. There is no minimum additional investment for Institutional Class shares. Because Class B shares are closed to new investment, existing Class B shareholders may purchase Class A and C shares with a minimum initial investment of $50. The minimum additional investment in all other instances is $50.


TO PLACE ORDERS


MAIL           First Investment         DWS Investments, PO Box 219356
                                        Kansas City, MO 64121-9356
               Additional Investments   DWS Investments, PO Box 219154
                                        Kansas City, MO 64121-9154
               Exchanges and            DWS Investments, PO Box 219557
               Redemptions              Kansas City, MO 64121-9557
EXPEDITED MAIL                          DWS Investments, 210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                www.dws-investments.com
TELEPHONE                               Class A, B, C or Institutional Class
                                        shares: (800) 621-1048
                                        Class S shares: (800) 728-3337
                                        M - F 8 a.m. - 8 p.m. ET
TDD LINE                                (800) 972-3006, M - F 8 a.m. - 8 p.m. ET


Initial investments must be sent by mail. You can make additional investments or sell shares of the fund on any business day at our web site, by mail, or by telephone. The fund is generally open on days when the New York Stock Exchange is open for regular trading.


Class B shares are closed to new purchases, except for exchanges and the reinvestment of dividends or other distributions. Institutional Class shares are generally available only to qualified institutions. Class S shares are only available to a limited group of investors.



TAX INFORMATION


The fund's distributions are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-deferred investment plan.



PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.


                                       5
                                                  DWS Global Income Builder Fund
                                      SUMMARY PROSPECTUS March 1, 2012 DGIBF-SUM